Income taxes - Deferred Taxes Resulting From Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	$ (2,726)	$ (2,496)
Income statement	(240)	(342)
Business acquisitions	(12)	12
Other comprehensive income	(104)	103
Deficit	(11)	2
Other	42	(5)
Deferred tax liability (asset)	(3,051)	(2,726)
NON- CAPITAL LOSS CARRY- FORWARDS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	17	21
Income statement	109	(304)
Business acquisitions	3	300
Deferred tax liability (asset)	129	17
POST EMPLOYMENT BENEFIT PLANS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	494	454
Income statement	(14)	(31)
Business acquisitions		(11)
Other comprehensive income	(65)	82
Deferred tax liability (asset)	415	494
INDEFINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(1,761)	(1,680)
Income statement	(2)	(8)
Business acquisitions		(73)
Deferred tax liability (asset)	(1,763)	(1,761)
PROPERTY, PLANT AND EQUIPMENT AND FINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(1,400)	(1,198)
Income statement	(248)	10
Business acquisitions	(16)	(209)
Other	15	(3)
Deferred tax liability (asset)	(1,649)	(1,400)
INVESTMENT TAX CREDITS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(7)	(9)
Income statement	3	7
Business acquisitions		(5)
Deferred tax liability (asset)	(4)	(7)
CRTC TANGIBLE BENEFITS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	30	44
Income statement	(14)	(14)
Deferred tax liability (asset)	16	30
OTHER
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(99)	(128)
Income statement	(74)	(2)
Business acquisitions	1	10
Other comprehensive income	(39)	21
Deficit	(11)	2
Other	27	(2)
Deferred tax liability (asset)	$ (195)	$ (99)